Exhibit 99.15 Schedule 8

Seller Loan ID	Customer Loan ID	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	20250630015	XXXX	Property Type	Condo Low Rise (4 or fewer stories)	Condo High Rise (5+ stories)	Incoming Value: Condo Low Rise (4 or fewer stories) Audit Value: Audit Value Pulled From Appraisal